INCOME TAX - Deferred income tax assets and liabilities (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INCOME TAX
Deferred tax assets	₽ 9,975	₽ 11,190
Deferred tax liabilities	(17,866)	(24,439)
Net deferred tax liabilities	₽ (7,891)	₽ (13,249)	₽ (18,228)